Fair Value Measurement Hierarchy - Summary of Fair Value Measurement Hierarchy Of The Financial Assets And Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Liability for put options with non-controlling interests
Financial Liabilities [Abstract]
Carrying value	₨ 5,644		₨ 6,358
Financial liabilities at fair value | Liability for put options with non-controlling interests | Level 2
Financial Liabilities [Abstract]
Carrying value	5,644	$ 60	6,371
Fair value	5,644	60	6,371
Financial liabilities at fair value | Derivative instruments - public share warrants | Level 1
Financial Liabilities [Abstract]
Carrying value	13	0	156
Fair value	13	0	156
Financial liabilities at fair value | Derivative instruments - private share warrants | Level 2
Financial Liabilities [Abstract]
Carrying value	1	0	34
Fair value	1	0	34
Financial liabilities designated as a hedge instrument at fair value | Derivative instruments - hedge instruments | Level 2
Financial Liabilities [Abstract]
Carrying value	103	1	857
Fair value	103	1	857
Financial liabilities designated as fair value through profit or loss | Liability for put options | Level 3
Financial Liabilities [Abstract]
Carrying value	9,047	96
Fair value	9,047	96
Financial assets at fair value | Investments | Level 2
Financial Assets [Abstract]
Carrying value	8,685	93	1,342
Fair value	8,685	93	1,342
Financial assets designated as a hedge instrument at fair value | Derivative instruments | Level 2
Financial Assets [Abstract]
Carrying value	15,575	166	7,398
Fair value	₨ 15,575	$ 166	₨ 7,398